Paycheck Protection Program Promissory Note	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Paycheck Protection Program Promissory Note [Abstract]
Paycheck Protection Program Promissory Note
Note 9. Paycheck Protection Program Promissory Note
In May 2020, the Company entered into a $2.0 million Paycheck Protection Program Promissory Note and Agreement (“PPP Promissory Note”) with a commercial bank under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The PPP Promissory Note bore an interest rate of 1.0% per annum. Under the terms of the PPP Promissory Note, payments would have been due monthly beginning November 1, 2020, and the principal amount of the PPP Promissory Note, along with any unpaid interest, would have been due in May 2022. On June 5, 2020, the Paycheck Protection Program Flexibility Act of 2020 extended the deferral period for all loans to 10 months after the last day of the covered period. Under the revised terms, payments would have been due beginning August 2021, and the principal amount, along with unpaid interest, would have been due in May 2022. The principal and interest could be forgiven if the proceeds were used for forgivable purposes as defined by the terms in the PPP Promissory Note. The Company applied for full forgiveness under the provisions of the CARES Act in March 2021 and received approval by the Small Business Administration on June 24, 2021. Gain on extinguishment of the PPP Promissory Note of $2.0 million was included in other income (expense), net in the condensed statement of operations for the nine months ended September 30, 2021. Interest expense on the PPP Promissory Note for the three months ended September 30, 2021 and 2020 was nil and approximately $5,000, respectively. Interest expense on the PPP Promissory Note for the nine months ended September 30, 2021 and 2020 was approximately $10,000 and $8,000, respectively.

Note 9—Paycheck Protection Program Promissory Note
In May 2020, the Company entered into a $2.0 million Paycheck Protection Program Promissory Note and Agreement (“PPP Promissory Note”) with a commercial bank under the Coronavirus Aid, Relief, and Economic Security Act, or CARES Act. The PPP Promissory Note bears interest at 1.0% per annum. Under the terms of the PPP Promissory Note, payments would be due monthly beginning November 1, 2020 and the principal amount of the PPP Promissory Note along with any unpaid interest would be due on May 3, 2022. On June 5, 2020, the Paycheck Protection Program Flexibility Act of 2020 (the “PPPFA”) extended the deferral period for all loans to 10 months after the last day of the covered period. Under the revised terms, payments are due beginning August 2021 and the principal amount along with unpaid interest is due in May 2022. The Company has requested from its lender an extension of the loan maturity from two years to five years as permitted under the PPPFA. The principal and interest may be forgiven if the proceeds are used for forgivable purposes as defined by the terms in the PPP Promissory Note, and the Company believes it has used the proceeds from the PPP Promissory Note for forgivable purposes as defined by the terms of the PPP Promissory Note. The Company intends to apply for forgiveness under the provisions of the CARES Act. Forgiveness is subject to the sole approval of the Small Business Administration. Interest expense for the year ended December 31, 2020 was $13,000.